Fees Summary	Aug. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,692,060
Previously Paid Amount	0.00
Total Fee Amount	786.07
Total Offset Amount	0.00
Net Fee	786.07
Narrative - Max Aggregate Offering Price	$ 5,692,060
Final Prospectus	true